Long-Term Debt - Additional Information (Detail)			1 Months Ended				3 Months Ended	12 Months Ended
	May 10, 2019 USD ($)	Nov. 16, 2012 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2017 USD ($)	Dec. 31, 2013 USD ($) Offerings	May 31, 2013 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Apr. 01, 2019 USD ($)	Dec. 31, 2017 USD ($)	Aug. 10, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Mar. 06, 2015 USD ($)
Debt Instrument [Line Items]
Outstanding borrowings							$ 3,084,090,000	$ 3,045,195,000			$ 2,820,297,000
Issued and unused letters of credit							$ 13,900,000	$ 13,800,000			9,500,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		$ 200,000,000										$ 324,300,000					$ 289,400,000
Debt instrument, term		5 years
Step down margin percentage							0.25%	0.25%
Commitment fee, percentage							0.125%
Outstanding borrowings							$ 40,000,000	$ 0
Issued and unused letters of credit							$ 249,700,000	$ 289,800,000
Revolving Credit Facility | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage							0.50%	0.50%
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage							1.00%	1.00%
Series A- Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount							$ 267,000,000	$ 267,000,000
Series A- Revolving Commitments | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage							3.00%	3.00%
Series A- Revolving Commitments | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage							2.00%	2.00%
Series D- Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount								$ 15,400,000
Series B- Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount							$ 21,200,000	$ 21,200,000
Series B- Revolving Commitments | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage							4.00%	4.00%
Series B- Revolving Commitments | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage							3.00%	3.00%
Senior Notes
Debt Instrument [Line Items]
Debt instrument interest rate, percentage								7.625%
Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Principal amount							$ 679,299,000
Debt instrument interest rate, percentage							8.75%	8.75%
Repurchased face amount			$ 250,700,000
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Principal amount							$ 270,000,000									$ 300,000,000.0
Debt instrument interest rate, percentage							8.875%	8.875%								8.875%
Principal amount outstanding threshold for accelerated maturity							$ 190,000,000.0	$ 190,000,000.0
Repurchased face amount			250,700,000.0												$ 29,500,000.0
Outstanding borrowings											266,689,000
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Principal amount							$ 900,000,000								$ 500,000,000.0
Debt instrument interest rate, percentage							7.875%	7.875%							7.875%
Outstanding borrowings											908,526,000
Senior Notes | 7.625% Senior Notes Due 2023
Debt Instrument [Line Items]
Principal amount				$ 400,000,000.0			$ 400,000,000
Debt instrument interest rate, percentage				7.625%			7.625%	7.625%
Outstanding borrowings											395,238,000
Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Debt instrument interest rate, percentage							6.375%
Repurchased face amount			269,500,000										$ 300,000,000.0
Repayments of long-term debt				$ 150,000,000
Senior Notes | 6.375% Senior Secured Notes Due 2019
Debt Instrument [Line Items]
Principal amount		$ 925,000,000
Debt instrument interest rate, percentage		6.375%						6.375%
Repurchased face amount			269,500,000.0	$ 150,000,000.0									$ 300,000,000.0		$ 205,500,000.0
Outstanding borrowings											266,588,000
Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Principal amount		$ 380,000,000.0			$ 250,000,000.0	$ 200,000,000.0			$ 100,000,000.0
Debt instrument interest rate, percentage		8.75%					8.875%	8.75%
Repurchased face amount			$ 250,700,000.0
Outstanding borrowings											$ 923,256,000
Debt instrument, redemption price, percentage					101.50%	101.75%			102.00%
Number of offerings | Offerings					2
Senior Notes | 2019 Senior Notes And 2022 Private Placement Notes
Debt Instrument [Line Items]
Repurchased face amount															$ 235,000,000
Senior Notes | 7.875 Senior Notes Due August 2022
Debt Instrument [Line Items]
Principal amount														$ 100,000,000.0
Debt instrument interest rate, percentage														104.00%
Issuance price, percentage													108.25%
Term Loan | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage			0.50%					0.50%
Term Loan | LIBOR | LIBOR Referenced To US Dollar Deposits
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage			1.00%					1.00%
Term Loan | LIBOR | LIBOR Referenced To LIBOR For Dollars In Period Of Borrowing
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage			5.00%					5.00%
Term Loan | Base Rate-based Borrowings | LIBOR Referenced To LIBOR For Dollars In Period Of Borrowing
Debt Instrument [Line Items]
Basis spread on variable interest rate percentage			4.00%					4.00%
Term Loan | Term Loan
Debt Instrument [Line Items]
Credit facility, aggregate principal amount			$ 810,000,000
Debt instrument, redemption price, percentage of principal amount redeemed			0.25%
Letter of Credit
Debt Instrument [Line Items]
Outstanding borrowings							$ 13,900,000
Subsequent Event | Series D- Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount										$ 15,400,000
Subsequent Event | Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Repayments of long-term debt	$ 225,000,000
February 2017 Issuance of 7.875% Notes Due 2022 | Senior Notes | 7.875 Senior Notes Due August 2022
Debt Instrument [Line Items]
Principal amount													$ 300,000,000.0